UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -------------

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.): [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Metalmark Capital LLC
         ------------------------
Address: 1177 Avenue of Americas
         ------------------------
         40th Floor
         ------------------------
         New York, NY 10036
         ------------------------

Form 13F File Number: 28-11921
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kenneth F. Clifford
       ------------------------
Title: Chief Financial Officer
       ------------------------
Phone: (212) 823-1900
       ------------------------

Signature, Place, and Date of Signing:

   /s/ Kenneth F. Clifford      New York, New York        August 16, 2010
   -----------------------      ------------------      -------------------
        [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       4
                                         -----------------
Form 13F Information Table Entry Total:  2
                                         -----------------
Form 13F Information Table Value Total:  $92,093
                                         -----------------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number  Name
    01        28-  06238            MSCP III, LLC
    --------       --------------   ------------------------------------------
    02        28-  11922            Morgan Stanley Capital Partners III, Inc.
    --------       --------------   ------------------------------------------
    03        28-  11353            MSDW Capital Partners IV, LLC
    --------       --------------   ------------------------------------------
    04        28-  11355            MSDW Capital Partners IV, Inc.
    --------       --------------   ------------------------------------------

                           FORM 13F INFORMATION TABLE

     COLUMN 1        COLUMN 2     COLUMN 3  COLUMN 4           COLUMN 5        COLUMN 6  COLUMN 7          COLUMN 8
                                             VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
  NAME OF ISSUER  TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
---------------------------------------------------------------------------------------------------------------------------
ENERSYS           COMMON         29275Y102   $ 60,267  2,820,150   SH          DEFINED     03, 04          2,820,150
HOLDINGS INC
---------------------------------------------------------------------------------------------------------------------------
UNION             COMMON         90653P105   $ 31,826  5,776,085   SH          DEFINED     01, 02          5,776,085
DRILLING INC
---------------------------------------------------------------------------------------------------------------------------